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[WELLS FARGO FUNDS LOGO]

WELLS FARGO WEALTHBUILDER PORTFOLIOS
ANNUAL REPORT
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
WEALTHBUILDER GROWTH AND INCOME PORTFOLIO
WEALTHBUILDER GROWTH PORTFOLIO

MAY 31, 2002
[STAGECOACH GRAPHIC]
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                                                        WEALTHBUILDER PORTFOLIOS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                         1

PERFORMANCE HIGHLIGHTS

   GROWTH BALANCED PORTFOLIO                                   4
   GROWTH AND INCOME PORTFOLIO                                 6
   GROWTH PORTFOLIO                                            8

PORTFOLIO OF INVESTMENTS

   GROWTH BALANCED PORTFOLIO                                  10
   GROWTH AND INCOME PORTFOLIO                                11
   GROWTH PORTFOLIO                                           12

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                       14
   STATEMENTS OF OPERATIONS                                   15
   STATEMENTS OF CHANGES IN NET ASSETS                        16
   FINANCIAL HIGHLIGHTS                                       18

NOTES TO FINANCIAL STATEMENTS                                 20

INDEPENDENT AUDITORS' REPORT                                  24

BOARD OF TRUSTEES                                             26

LIST OF ABBREVIATIONS                                         28

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK --
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DEAR VALUED SHAREHOLDER,

     We are pleased to present this annual report for the one-year period ended May 31, 2002. This report provides information regarding the three Wells Fargo WealthBuilder Portfolios, and economic and market commentary covering the past 12-month period.

     The past year was another volatile period for investors, with a deep yet short-lived recession resulting in plummeting corporate profits and a difficult environment for stocks, including growth-oriented stock mutual funds. Worse yet, a terrorist attack on American soil followed by a wave of accounting scandals and high-profile bankruptcies rocked financial markets -- and undermined investor confidence.

     As the recession took hold in 2001, the Federal Reserve Board (the Fed) continued to aggressively lower short-term interest rates in an effort to revive the economy. In total, the Fed cut short-term interest rates six times during the reporting period, with interest rates currently hovering at a 40-year low.

     Lower interest rates ultimately helped the Fed achieve its objective of jump-starting the economy. The economy grew by a healthy 5.8% during the first quarter of 2002, and seemed poised to deliver strong results over subsequent months. Unfortunately, investors soon realized that it would take more than good economic figures for stocks to rise. For one thing, corporations needed to show that they could turn the improved economic tone into higher profits.

     Even though the recession has yielded to a lukewarm recovery, investors remain skittish, creating an uncertain economic outlook for 2002. Concerns over corporate accounting practices have kept many investors on the sidelines. Others contend that despite a May 2002 sell-off, stock prices remain too high. Then again, many investors and investment professionals believe that if inflation stays low, the Fed may hold off on any rate increases until late summer.

TACTICAL ASSET AND EQUITY ALLOCATION MODELS SIGNAL MULTIPLE SHIFTS

     Amid unprecedented market volatility, the Tactical Asset Allocation (TAA) Model used to manage the allocation of stocks and bonds within the Growth Balanced Portfolio signaled several shifts in the one-year period. For example, in early September 2001, the TAA Model shifted toward a greater emphasis on stocks. In March 2002, the TAA Model signaled a return to its long-term strategic asset allocation of 65% stocks and 35% bonds. The TAA Model's shift back to its strategic asset allocation also reflected a dramatic change in the relationship between stock and bond returns -- during the period they were no longer inversely related as they have been over the past 15 years. Regardless, both shifts contributed to shareholder returns.

     In addition, in late April 2002, the Tactical Equity Allocation (TEA) Model, which seeks to enhance performance by shifting between equity styles within the Growth Portfolio, shifted its emphasis from domestic stocks to international stocks. This shift reflected a decline in the value of the U.S. dollar as compared to other currencies, which may positively impact international stocks.

     The target allocation for the Growth and Income Portfolio is not model-driven and remained constant.

     During the period, we replaced the Putnam Growth and Income Fund with the AIM Basic Value Fund within all three WealthBuilder Portfolios. This portfolio change was designed to give the Portfolios more exposure to value-oriented stocks, which typically outperform growth stocks during an economic recovery.

WATCH THE HORIZON, NOT THE WAVES

     With a challenging economy and a nation at war, it is tempting to react emotionally to any economic report or perceived threat against our country. Instead, we encourage you to remain committed to your long-term financial plan, and to focus on why you invest in stock mutual funds.

     Keep in mind that experienced investors understand that the greatest risk during difficult times is to steer their portfolios off course -- and jeopardize reaching their financial goals. They understand that

                                       1
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markets move in cycles, and that investors should expect to encounter both bull and bear periods over the years.

     WELLS FARGO FUNDS values your business and will strive to meet your ongoing needs through our broad lineup of investment solutions. In the meantime, if you have any questions or concerns about your investments, or seek additional information, please contact your investment professional or call us at 1-800-222-8222.

     Thank you for investing in WELLS FARGO FUNDS.

Sincerely,

/s/ Michael J. Hogan

Michael J. Hogan
President
WELLS FARGO FUNDS

                                       2
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                                       3
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                                                          PERFORMANCE HIGHLIGHTS

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

     The Wells Fargo WealthBuilder Growth Balanced Portfolio (the Portfolio) seeks a balance of capital appreciation and current income.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER

     Wells Capital Management Incorporated

FUND MANAGER

     Galen Blomster, CFA

INCEPTION DATE

     10/1/97

PERFORMANCE HIGHLIGHTS

     The Portfolio returned (7.09)%(1) for the one-year period ended May 31, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (13.84)%. However, the Portfolio underperformed the Lehman Brothers U.S. Government/Credit Index(3), which returned 7.85% during the same period.

     The assets of the WealthBuilder Growth Balanced Portfolio remained invested in twelve different stock and bond mutual funds during the period. The proportion of assets invested in stock or bond mutual funds was determined by the Tactical Asset Allocation (TAA) Model, a proprietary investment strategy that seeks to enhance Portfolio performance by shifting assets based upon compelling disparities between the two markets.

     Between early March 2002 and the end of the reporting period, the Portfolio remained near its neutral allocation of 35% of assets in fixed income funds and 65% of assets in stock funds. The bond component included government, agency, mortgage-backed, corporate and international securities, while the stock component included large-cap growth, large-cap value, small company and international equities. We replaced the Putnam Growth & Income Fund with the AIM Basic Value Fund.

     Ongoing market volatility combined with the decoupling of stock and bond returns continued to create opportunities to add value through the TAA Model. In contrast, stocks and bonds moved in tandem during the late 1980s through the late 1990s. Amid a widening valuation disparity between stocks and bonds, the TAA Model signaled a 15% shift in Portfolio assets from bonds to stocks on September 10, 2001. With stocks significantly outperforming bonds, the TAA Model returned to a neutral allocation on March 8, 2002. During the period when the TAA Model favored stocks, the S&P 500 rose 7.9%, while bond prices fell. Thus, the Portfolio shifts contributed to total returns for shareholders.

STRATEGIC OUTLOOK

     We are moving significantly closer to a shift toward stocks based on market conditions at the end of the period. Once the TAA Model signals a shift, it is our intention that 15% of Portfolio assets will effectively shift into stocks, with an approximate stock/bond allocation of 80% stocks and 20% bonds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

     Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.

(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                        INCLUDING SALES CHARGE  EXCLUDING SALES CHARGE
                                                        ----------------------  ----------------------
                                                                     LIFE OF               LIFE OF
                                                            1-YEAR  PORTFOLIO     1-YEAR  PORTFOLIO
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO         (8.48)    3.89         (7.09)    4.23
BENCHMARKS
  S&P 500 INDEX(2)                                                                (13.84)    3.97
  LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX(3)                                   7.85     7.04

CHARACTERISTICS
(AS OF MAY 31, 2002)

   PORTFOLIO TURNOVER                       28%
   NET ASSET VALUE (NAV)                $10.63

MUTUAL FUNDS AND CORE PORTFOLIOS HELD(4)
(AS OF MAY 31, 2002)

WELLS FARGO INTERMEDIATE
GOVERNMENT INCOME FUND                       12.66%
WELLS FARGO INCOME FUND                      11.68%
WELLS FARGO EQUITY INCOME PORTFOLIO          10.15%
PUTNAM INTERNATIONAL GROWTH FUND              6.11%
AIM BLUE CHIP FUND                           10.13%
WELLS FARGO LARGE COMPANY
GROWTH PORTFOLIO                              9.10%
WELLS FARGO SMALL CAP GROWTH FUND             7.06%
WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO    7.09%
DREYFUS EMERGING LEADERS FUND                 6.09%
AIM BASIC VALUE FUND                         10.18%
MFS HIGH INCOME FUND                          4.87%
AXP GLOBAL BOND FUND                          4.88%

WEALTHBUILDER GROWTH BALANCED
PORTFOLIO ALLOCATION(4) (AS OF MAY 31, 2002)

[CHART]

Stock Funds             65%
Bond Funds              34%
Cash                     1%

GROWTH OF $10,000 INVESTMENT(5)

[CHART]

                          WEALTHBUILDER                             LEHMAN BROTHERS U.S.
                    GROWTH BALANCED PORTFOLIO  S&P 500 INDEX      GOVERNMENT/CREDIT INDEX
10/1/1997                     $9,850              $10,000                $10,000
    10/97                     $9,811               $9,666                $10,160
    11/97                     $9,820              $10,114                $10,214
    12/97                     $9,912              $10,287                $10,321
     1/98                     $9,971              $10,401                $10,466
     2/98                    $10,386              $11,151                $10,445
     3/98                    $10,702              $11,721                $10,477
     4/98                    $10,811              $11,841                $10,530
     5/98                    $10,673              $11,637                $10,643
     6/98                    $10,762              $12,110                $10,751
     7/98                    $10,554              $11,981                $10,760
     8/98                     $9,418              $10,250                $10,970
     9/98                     $9,714              $10,907                $11,284
    10/98                    $10,356              $11,794                $11,204
    11/98                    $10,910              $12,509                $11,271
    12/98                    $11,419              $13,229                $11,299
     1/99                    $11,668              $13,786                $11,379
     2/99                    $11,310              $13,356                $11,108
     3/99                    $11,608              $13,890                $11,164
     4/99                    $11,956              $14,428                $11,191
     5/99                    $11,767              $14,087                $11,076
     6/99                    $12,175              $14,854                $11,041
     7/99                    $12,026              $14,390                $11,011
     8/99                    $11,896              $14,319                $11,002
     9/99                    $11,797              $13,926                $11,101
    10/99                    $12,235              $14,808                $11,130
    11/99                    $12,593              $15,108                $11,124
    12/99                    $13,070              $15,998                $11,056
     1/00                    $12,824              $15,195                $11,053
     2/00                    $13,070              $14,908                $11,191
     3/00                    $13,582              $16,366                $11,353
     4/00                    $13,295              $15,873                $11,298
     5/00                    $13,029              $15,548                $11,288
     6/00                    $13,500              $15,932                $11,518
     7/00                    $13,387              $15,683                $11,640
     8/00                    $13,858              $16,657                $11,804
     9/00                    $13,561              $15,778                $11,849
    10/00                    $13,428              $15,711                $11,924
    11/00                    $12,947              $14,473                $12,128
    12/00                    $13,346              $14,544                $12,351
     1/01                    $13,500              $15,061                $12,553
     2/01                    $12,708              $13,687                $12,671
     3/01                    $12,048              $12,819                $12,769
     4/01                    $12,840              $13,815                $12,736
     5/01                    $12,862              $13,908                $12,807
     6/01                    $12,653              $13,570                $12,868
     7/01                    $12,543              $13,437                $13,189
     8/01                    $12,147              $12,596                $13,358
     9/01                    $11,288              $11,578                $13,481
    10/01                    $11,563              $11,799                $13,823
    11/01                    $12,202              $12,704                $13,596
    12/01                    $12,399              $12,816                $13,489
     1/02                    $12,141              $12,629                $13,587
     2/02                    $11,905              $12,385                $13,703
     3/02                    $12,343              $12,851                $13,425
     4/02                    $12,085              $12,072                $13,685
     5/02                    $11,950              $11,983                $13,811

(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

(4)  Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

   The Wells Fargo WealthBuilder Growth and Income Portfolio (the Portfolio) seeks long-term capital appreciation with a secondary emphasis on income.

ADVISER

   Wells Fargo Funds Management, LLC

SUB-ADVISER

   Wells Capital Management Incorporated

FUND MANAGER

   Galen Blomster, CFA

INCEPTION DATE

   10/1/97

PERFORMANCE HIGHLIGHTS

     The Portfolio returned (14.36)%(1) for the one-year period ended May 31, 2002, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned (13.84)%.

     The assets of the WealthBuilder Growth and Income Portfolio were invested in eight different stock mutual funds. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity styles. At the end of the reporting period, 29.91% of Portfolio assets were invested in large-cap growth, 29.93% in large-cap value, 19.98% in small company and 20.18% in international styles. Earlier in the year, we replaced the Putnam Growth & Income Fund with the AIM Basic Value Fund.

     Throughout the past 12 months, investors continued to experience substantial market volatility, particularly in the technology sector. A correction in technology stock prices had a negative impact on large-cap growth stocks, while a surging U.S. dollar earlier in the year weakened international stocks. In contrast, small cap stocks performed well, as did large-cap value stocks. In the bond market, aggressive reductions by the Federal Reserve Board (the Fed) -- with 11 interest-rate cuts during 2001 -- triggered a steepening yield curve.

STRATEGIC OUTLOOK

     In light of the Fed's rate cuts, we believe the current economic recovery may continue throughout the year. We believe that maintaining a long-term strategic asset allocation through broad diversification -- a hallmark of the WealthBuilder Growth and Income Portfolio -- is an effective strategy during periods of heightened market volatility and rapid changes in market leadership. Indeed, during the period, market leadership shifted away from large-cap growth stocks towards small cap stocks and international stocks. Amid rapidly changing market conditions, the Portfolio's exposure to different investment styles may help to mitigate volatility.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

     Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.

(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                         INCLUDING SALES CHARGE EXCLUDING SALES CHARGE
                                                         ---------------------------------------------
                                                                     LIFE OF              LIFE OF
                                                            1-YEAR  PORTFOLIO    1-YEAR  PORTFOLIO
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO       (15.64)   1.61       (14.36)   1.94
BENCHMARK
  S&P 500 INDEX(2)                                                               (13.84)   3.97

CHARACTERISTICS
(AS OF MAY 31, 2002)

   PORTFOLIO TURNOVER                         30%
   NAV                                    $10.12

MUTUAL FUNDS AND CORE PORTFOLIOS HELD(3)
(AS OF MAY 31, 2002)

WELLS FARGO EQUITY INCOME PORTFOLIO          15.00%
PUTNAM INTERNATIONAL GROWTH FUND             10.09%
AIM BLUE CHIP FUND                           14.95%
AIM BASIC VALUE FUND                         15.03%
WELLS FARGO LARGE COMPANY
GROWTH PORTFOLIO                             14.94%
WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO   10.06%
WELLS FARGO SMALL CAP GROWTH FUND             9.93%
DREYFUS EMERGING LEADERS FUND                10.00%

WEALTHBUILDER GROWTH AND INCOME
PORTFOLIO ALLOCATION(3) (AS OF MAY 31, 2002)

[CHART]

Large Company Growth      29.91%
Large Company Value       29.93%
Small Company             19.98%
International             20.18%

GROWTH OF $10,000 INVESTMENT(4)

[CHART]

                            WEALTHBUILDER
                      GROWTH & INCOME PORTFOLIO    S&P 500 INDEX
10/1/1997                       $9,850                $10,000
    10/97                       $9,446                 $9,666
    11/97                       $9,584                $10,114
    12/97                       $9,727                $10,287
     1/98                       $9,835                $10,401
     2/98                      $10,456                $11,151
     3/98                      $10,929                $11,721
     4/98                      $11,067                $11,841
     5/98                      $10,811                $11,637
     6/98                      $10,949                $12,110
     7/98                      $10,604                $11,981
     8/98                       $8,948                $10,250
     9/98                       $9,293                $10,907
    10/98                       $9,963                $11,794
    11/98                      $10,584                $12,509
    12/98                      $11,154                $13,229
     1/99                      $11,480                $13,786
     2/99                      $11,085                $13,356
     3/99                      $11,509                $13,890
     4/99                      $12,003                $14,428
     5/99                      $11,795                $14,087
     6/99                      $12,456                $14,854
     7/99                      $12,239                $14,390
     8/99                      $12,081                $14,319
     9/99                      $11,884                $13,926
    10/99                      $12,565                $14,808
    11/99                      $13,127                $15,108
    12/99                      $14,198                $15,998
     1/00                      $13,760                $15,195
     2/00                      $14,088                $14,908
     3/00                      $15,024                $16,366
     4/00                      $14,536                $15,873
     5/00                      $14,038                $15,548
     6/00                      $14,775                $15,932
     7/00                      $14,457                $15,683
     8/00                      $15,323                $16,657
     9/00                      $14,715                $15,778
    10/00                      $14,447                $15,711
    11/00                      $13,292                $14,473
    12/00                      $13,773                $14,544
     1/01                      $13,899                $15,061
     2/01                      $12,592                $13,687
     3/01                      $11,567                $12,819
     4/01                      $12,550                $13,815
     5/01                      $12,581                $13,908
     6/01                      $12,288                $13,570
     7/01                      $12,006                $13,437
     8/01                      $11,358                $12,596
     9/01                      $10,207                $11,578
    10/01                      $10,542                $11,799
    11/01                      $11,222                $12,704
    12/01                      $11,499                $12,816
     1/02                      $11,200                $12,629
     2/02                      $10,892                $12,385
     3/02                      $11,445                $12,851
     4/02                      $10,988                $12,072
     5/02                      $10,775                $11,983

(3)  Portfolio holdings are subject to change.

(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

   The Wells Fargo WealthBuilder Growth Portfolio (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER

   Wells Fargo Funds Management, LLC

SUB-ADVISER

   Wells Capital Management Incorporated

FUND MANAGER

   Galen Blomster, CFA

INCEPTION DATE

   10/1/97

PERFORMANCE HIGHLIGHTS

     The Portfolio returned (12.46)%(1) for the one-year period ended May 31, 2002, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned (13.84)% during the period.

     The assets of the WealthBuilder Growth Portfolio remained invested in eight different stock mutual funds. The proportion of assets invested in the various equity styles was determined by the Tactical Equity Allocation (TEA) Model, a proprietary investment strategy that seeks to enhance performance by shifting between styles based on changing market conditions. At the end of the reporting period, 5.03% of Portfolio assets were invested in the large cap growth style, 19.97% in the large cap value style, 24.60% in the small company style and 50.40% in the international style. During the period, we replaced the Putnam Growth & Income Fund with the AIM Basic Value Fund.

     Investors continued to witness substantial stock market volatility throughout the Portfolio's fiscal year, with the technology sector bearing the brunt of the economic downturn. Large-cap growth stocks also posted double-digit declines due, in part, to their exposure to technology. In contrast, small cap stocks outperformed all other equity styles, followed by large-cap value stocks.

     In late April 2002, the TEA Model signaled a shift from an emphasis on domestic stocks to an emphasis on international stocks. The TEA Model continued to stress small cap stocks over large cap stocks within the domestic Portfolio, and value stocks over growth stocks among the domestic large cap allocation. Any future changes in Portfolio composition is intended to reflect changes in both market momentum and fundamentals. By the end of the period, however, market momentum favored international, small cap and value stocks.

STRATEGIC OUTLOOK

     We believe that there may be a lukewarm economic recovery and ongoing market volatility in 2002. Weakness in the U.S. dollar during recent months, combined with a steepening yield curve, favored international stocks, which represented more than half of Portfolio assets at the end of the period. We believe that the TEA Model may continue to emphasize small cap and value investing in the foreseeable future.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Portfolio's Adviser has committed through September 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

   Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. The maximum front-end sales charge is 1.50%.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MAY 31, 2002)

                                                           INCLUDING SALES CHARGE  EXCLUDING SALES CHARGE
                                                           ----------------------  ----------------------
                                                                     LIFE OF                   LIFE OF
                                                            1-YEAR  PORTFOLIO        1-YEAR   PORTFOLIO
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                  (13.77)   2.49           (12.46)    2.82
BENCHMARK
  S&P 500 INDEX(2)                                                                   (13.84)    3.97

CHARACTERISTICS
(AS OF MAY 31, 2002)

PORTFOLIO TURNOVER                            73%
NET ASSET VALUE (NAV)                     $11.14

MUTUAL FUNDS AND CORE PORTFOLIOS HELD(3)
(AS OF MAY 31, 2002)

DREYFUS EMERGING LEADERS FUND                12.35%
WELLS FARGO SMALL CAP GROWTH FUND            12.21%
WELLS FARGO EQUITY INCOME PORTFOLIO          10.03%
PUTNAM INTERNATIONAL GROWTH FUND             25.45%
WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO   24.91%
WELLS FARGO LARGE COMPANY
GROWTH PORTFOLIO                              2.52%
AIM BLUE CHIP FUND                            2.51%
AIM BASIC VALUE FUND                         10.02%

WEALTHBUILDER GROWTH
PORTFOLIO ALLOCATION(3) (AS OF MAY 31, 2002)

[CHART]

Small Company                    24.60%
Large Company Value              19.97%
Large Company Growth              5.03%
International                    50.40%

GROWTH OF $10,000 INVESTMENT(4)

[CHART]

                        WEALTHBUILDER
                   GROWTH & GROWTH PORTFOLIO  S&P 500 INDEX
10/1/1997                    $9,850              $10,000
    10/97                    $9,623               $9,666
    11/97                    $9,742              $10,114
    12/97                    $9,826              $10,287
     1/98                    $9,925              $10,401
     2/98                   $10,506              $11,151
     3/98                   $10,960              $11,721
     4/98                   $11,118              $11,841
     5/98                   $10,851              $11,637
     6/98                   $11,108              $12,110
     7/98                   $10,782              $11,981
     8/98                    $9,107              $10,250
     9/98                    $9,610              $10,907
    10/98                   $10,329              $11,794
    11/98                   $11,039              $12,509
    12/98                   $11,890              $13,229
     1/99                   $12,394              $13,786
     2/99                   $11,969              $13,356
     3/99                   $12,542              $13,890
     4/99                   $12,808              $14,428
     5/99                   $12,473              $14,087
     6/99                   $13,282              $14,854
     7/99                   $12,897              $14,390
     8/99                   $12,799              $14,319
     9/99                   $12,502              $13,926
    10/99                   $13,312              $14,808
    11/99                   $13,835              $15,108
    12/99                   $15,070              $15,998
     1/00                   $14,586              $15,195
     2/00                   $14,922              $14,908
     3/00                   $16,117              $16,366
     4/00                   $15,445              $15,873
     5/00                   $14,784              $15,548
     6/00                   $15,623              $15,932
     7/00                   $15,435              $15,683
     8/00                   $16,344              $16,657
     9/00                   $15,445              $15,778
    10/00                   $15,198              $15,711
    11/00                   $13,914              $14,473
    12/00                   $14,115              $14,544
     1/01                   $14,276              $15,061
     2/01                   $12,599              $13,687
     3/01                   $11,455              $12,819
     4/01                   $12,700              $13,815
     5/01                   $12,810              $13,908
     6/01                   $12,669              $13,570
     7/01                   $12,338              $13,437
     8/01                   $11,716              $12,596
     9/01                   $10,350              $11,578
    10/01                   $10,752              $11,799
    11/01                   $11,435              $12,704
    12/01                   $11,878              $12,816
     1/02                   $11,506              $12,629
     2/02                   $11,143              $12,385
     3/02                   $11,808              $12,851
     4/02                   $11,435              $12,072
     5/02                   $11,214              $11,983

(2) "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of McGraw-Hill, Inc. and have been licensed. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any fund. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3)  Portfolio holdings are subject to change.

(4) The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

                                        PORTFOLIO OF INVESTMENTS -- MAY 31, 2002

GROWTH BALANCED PORTFOLIO

SHARES      SECURITY DESCRIPTION                                                                                      VALUE
INVESTMENT COMPANIES - 98.63%

BOND FUNDS - 9.62%
 1,349,303  AXP GLOBAL BOND FUND                                                                                   $ 7,691,031
 2,077,729  MFS HIGH INCOME FUND                                                                                     7,666,821

                                                                                                                    15,357,852
                                                                                                                   -----------
AFFILIATED BOND FUNDS - 24.02%
 1,967,005  WELLS FARGO INCOME FUND                                                                                 18,411,174
 1,782,772  WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                                                         19,949,219

                                                                                                                    38,360,393
                                                                                                                   -----------
STOCK FUNDS - 32.06%
   562,555  AIM BASIC VALUE FUND                                                                                    16,032,833
 1,475,481  AIM BLUE CHIP FUND                                                                                      15,949,955
   281,280  DREYFUS EMERGING LEADERS FUND                                                                            9,588,849
   479,876  PUTNAM INTERNATIONAL GROWTH FUND                                                                         9,621,515

                                                                                                                    51,193,152
                                                                                                                   -----------
AFFILIATED STOCK PORTFOLIOS/FUNDS - 32.93%
       N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                     15,984,957
       N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                              11,160,574
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                              14,329,266
   768,052  WELLS FARGO SMALL CAP GROWTH FUND                                                                       11,121,408

                                                                                                                    52,596,205
                                                                                                                   -----------

TOTAL INVESTMENT COMPANIES (COST $166,292,003)                                                                     157,507,602
                                                                                                                   -----------
PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 0.05%

REPURCHASE AGREEMENTS - 0.05%
$   77,205  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES      1.82%         06/03/02          77,205

TOTAL SHORT-TERM INVESTMENTS (COST $77,205)                                                                             77,205
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $166,369,208)*                            98.68%                                                            $157,584,807
OTHER ASSETS AND LIABILITIES, NET                1.32                                                                2,108,600
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $159,693,407
                                               ======                                                             ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $168,556,703 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION                  $    906,531
GROSS UNREALIZED DEPRECIATION                   (11,878,427)
                                               ------------
NET UNREALIZED DEPRECIATION                    $(10,971,896)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GROWTH & INCOME PORTFOLIO

SHARES      SECURITY DESCRIPTION                                                                                     VALUE
INVESTMENT COMPANIES - 99.82%

STOCK FUNDS - 49.99%
   285,453  AIM BASIC VALUE FUND                                                                                   $ 8,135,430
   748,695  AIM BLUE CHIP FUND                                                                                       8,093,403
   158,832  DREYFUS EMERGING LEADERS FUND                                                                            5,414,591
   272,420  PUTNAM INTERNATIONAL GROWTH FUND                                                                         5,462,034

                                                                                                                    27,105,458
                                                                                                                   -----------
AFFILIATED STOCK PORTFOLIOS/FUNDS - 49.83%
       N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                      8,117,963
       N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                               5,444,456
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                               8,079,015
   371,176  WELLS FARGO SMALL CAP GROWTH FUND                                                                        5,374,637

                                                                                                                    27,016,071
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,196,411)*                             99.82%                                                             $54,121,529
OTHER ASSETS AND LIABILITIES, NET                0.18                                                                   96,051
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $54,217,580
                                               ======                                                              ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $62,727,435 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION             $    99,797
GROSS UNREALIZED DEPRECIATION              (8,705,703)
                                          -----------
NET UNREALIZED DEPRECIATION               $(8,605,906)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GROWTH PORTFOLIO

SHARES      SECURITY DESCRIPTION                                                                                      VALUE
INVESTMENT COMPANIES - 99.52%

STOCK FUNDS - 50.09%
   351,508  AIM BASIC VALUE FUND                                                                                  $ 10,017,989
   232,197  AIM BLUE CHIP FUND                                                                                       2,510,050
   362,158  DREYFUS EMERGING LEADERS FUND                                                                           12,345,975
 1,269,578  PUTNAM INTERNATIONAL GROWTH FUND                                                                        25,455,053

                                                                                                                    50,329,067
                                                                                                                   -----------
AFFILIATED STOCK PORTFOLIOS/FUNDS - 49.43%
       N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                     10,033,392
       N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                              24,907,993
       N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                               2,517,097
   842,943  WELLS FARGO SMALL CAP GROWTH FUND                                                                       12,205,824

                                                                                                                    49,664,306
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $103,418,123)*                            99.52%                                                            $ 99,993,373
OTHER ASSETS AND LIABILITIES, NET                0.48                                                                  483,086
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $100,476,459
                                               ======                                                             ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $105,923,800 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION               $   524,895
GROSS UNREALIZED DEPRECIATION                (6,455,322)
                                            -----------
NET UNREALIZED DEPRECIATION                 $(5,930,427)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                              STATEMENTS OF ASSETS & LIABILITIES -- MAY 31, 2002

                                                              WEALTHBUILDER                WEALTHBUILDER
                                                            GROWTH BALANCED              GROWTH & INCOME              WEALTHBUILDER
                                                                  PORTFOLIO                    PORTFOLIO           GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)               $157,584,807                 $54,121,529              $ 99,993,373
   CASH                                                                50,000                      50,000                    50,000
   RECEIVABLE FOR DIVIDENDS, INTEREST AND OTHER RECEIVABLES            88,940                           0                         -
   RECEIVABLE FOR FUND SHARES ISSUED                                2,471,276                     276,743                   716,108
   PREPAID EXPENSES AND OTHER ASSETS                                        0                           0                     4,052
                                                                 ------------                 -----------              ------------
TOTAL ASSETS                                                      160,195,023                  54,448,272               100,763,533
                                                                 ------------                 -----------              ------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED                                   223,426                     132,137                   104,521
   PAYABLE TO OTHER RELATED PARTIES                                    64,639                      22,376                    41,640
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                        57,000                      19,269                    35,644
   ACCRUED EXPENSES AND OTHER LIABILITIES                             156,551                      56,910                   105,269
                                                                 ------------                 -----------              ------------
TOTAL LIABILITIES                                                     501,616                     230,692                   287,074
                                                                 ------------                 -----------              ------------
TOTAL NET ASSETS                                                 $159,693,407                 $54,217,580              $100,476,459
                                                                 ============                 ===========              ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                               $169,580,813                 $65,227,775              $120,121,751
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                       1,136,051                           0                         0
   UNDISTRIBUTED NET REALIZED LOSS ON INVESTMENTS                  (2,239,056)                 (3,935,313)              (16,220,542)
   NET UNREALIZED DEPRECIATION OF INVESTMENTS                      (8,784,401)                 (7,074,882)               (3,424,750)
                                                                 ------------                 -----------              ------------
TOTAL NET ASSETS                                                 $159,693,407                 $54,217,580              $100,476,459
                                                                 ============                 ===========              ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $159,693,407                 $54,217,580              $100,476,459
SHARES OUTSTANDING                                                 15,019,117                   5,357,024                 9,017,105
NET ASSET VALUE PER SHARE                                        $      10.63                 $     10.12              $      11.14
MAXIMUM OFFERING PRICE PER SHARE(1)                              $      10.79                 $     10.27              $      11.31
                                                                 ------------                 -----------              ------------
INVESTMENTS AT COST                                              $166,369,208                 $61,196,411              $103,418,123
                                                                 ============                 ===========              ============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.5 OF NET ASSET VALUE.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MAY 31, 2002

                                                                          WEALTHBUILDER     WEALTHBUILDER
                                                                        GROWTH BALANCED   GROWTH & INCOME            WEALTHBUILDER
                                                                              PORTFOLIO         PORTFOLIO         GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                $ 2,660,548        $ 332,518                 $ 635,047
   INTEREST                                                                      43,365           20,789                    25,829
   EXPENSES ALLOCATED FROM AFFILIATED CORE PORTFOLIOS                          (250,183)        (158,647)                 (196,073)
                                                                            -----------      -----------              ------------
TOTAL INVESTMENT INCOME                                                       2,453,730          194,660                   464,803
                                                                            -----------      -----------              ------------
EXPENSES
   ADVISORY FEES                                                                381,887          161,011                   298,304
   ADMINISTRATION FEES                                                          163,666           69,005                   127,845
   PORTFOLIO ACCOUNTING FEES                                                     27,893           24,314                    24,974
   TRANSFER AGENT                                                                66,091           46,969                    87,769
   DISTRIBUTION FEES                                                            545,553          230,017                   426,149
   LEGAL AND AUDIT FEES                                                           9,269            8,065                     8,526
   REGISTRATION FEES                                                             65,555           29,197                    65,008
   DIRECTORS' FEES                                                                4,165            4,165                     4,165
   SHAREHOLDER REPORTS                                                           83,450           26,855                    49,269
   OTHER                                                                         34,266            9,853                    18,654
                                                                            -----------      -----------              ------------
TOTAL EXPENSES                                                                1,381,795          609,451                 1,110,663
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                          (64,484)         (31,926)                  (61,365)
   NET EXPENSES                                                               1,317,311          577,525                 1,049,298
                                                                            -----------      -----------              ------------
NET INVESTMENT INCOME (LOSS)                                                  1,136,419         (382,865)                 (584,495)
                                                                            -----------      -----------              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS) FROM:
     SECURITIES                                                                    (731)               0                         0
     FINANCIAL FUTURES TRANSACTIONS                                           1,362,906                0                         0
     NON-AFFILIATED UNDERLYING FUNDS                                           (645,637)        (313,991)                   80,777
     AFFILIATED UNDERLYING FUNDS                                               (625,170)        (801,734)               (1,475,434)
     REALIZED GAIN DISTRIBUTIONS FROM UNDERLYING FUNDS                          324,843          215,509                   689,960
     ALLOCATIONS FROM AFFILIATED CORE PORTFOLIOS                             (1,486,188)      (1,560,949)               (1,402,276)
                                                                            -----------      -----------              ------------
NET REALIZED LOSS FROM INVESTMENTS                                           (1,069,977)      (2,461,165)               (2,106,973)
                                                                            -----------      -----------              ------------
   NET CHANGE IN UNREALIZED APPRECIATION OF:
     SECURITIES                                                                       0                0                         0
     NON-AFFILIATED UNDERLYING FUNDS                                         (4,228,713)      (3,026,277)               (4,290,572)
     AFFILIATED UNDERLYING FUNDS                                               (877,092)        (239,958)               (3,062,901)
     ALLOCATIONS FROM AFFILIATED CORE PORTFOLIOS                             (2,151,240)      (1,081,266)               (1,245,180)
                                                                            -----------      -----------              ------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS       (7,257,045)      (4,347,501)               (8,598,653)
                                                                            -----------      -----------              ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                              (8,327,022)      (6,808,666)              (10,705,626)
                                                                            -----------      -----------              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(7,190,603)     $(7,191,531)             $(11,290,121)
                                                                            ===========      ===========              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                           WEALTHBUILDER GROWTH BALANCED PORTFOLIO
                                                                           ---------------------------------------
                                                                                        FOR THE            FOR THE
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                   MAY 31, 2002       MAY 31, 2001
------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                               $ 78,469,035        $33,748,527
                                                                                   ------------        -----------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                       1,136,419            751,781
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                   (1,069,977)           886,125
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS               (7,257,045)        (2,438,623)
                                                                                   ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      (7,190,603)          (800,717)
                                                                                   ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
     NET INVESTMENT INCOME                                                           (1,594,409)          (457,802)
     NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                   (685,290)        (2,900,142)
                                                                                   ------------        -----------
   TOTAL DISTRIBUTION TO SHAREHOLDERS                                                (2,279,699)        (3,357,944)
                                                                                   ------------        -----------
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                                        107,594,750         54,301,924
   REINVESTMENT OF DIVIDENDS                                                          2,181,603          3,286,018
   COST OF SHARES REDEEMED                                                          (19,081,679)        (8,708,773)
                                                                                   ------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                 90,694,674         48,879,169
                                                                                   ------------        -----------
   INCREASE IN NET ASSETS                                                            81,224,372         44,720,508
                                                                                   ------------        -----------
   ENDING NET ASSETS                                                                159,693,407         78,469,035
                                                                                   ------------        -----------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD                                                                        9,870,870          4,506,543
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS                                           198,108            267,059
   SHARES REDEEMED                                                                   (1,762,946)          (714,390)
                                                                                   ------------        -----------
NET INCREASE IN SHARES OUTSTANDING                                                    8,306,032          4,059,212
                                                                                   ------------        -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                              $  1,136,051        $ 1,594,258
                                                                                   ============        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                           WEALTHBUILDER GROWTH & INCOME PORTFOLIO
                                                                           ---------------------------------------
                                                                                  FOR THE                  FOR THE
                                                                               YEAR ENDED               YEAR ENDED
                                                                             MAY 31, 2002             MAY 31, 2001
-------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                          $43,550,361              $21,108,895
                                                                              -----------              -----------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                  (382,865)                (214,238)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                             (2,461,165)                (460,711)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS         (4,347,501)              (4,102,837)
                                                                              -----------              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (7,191,531)              (4,777,786)
                                                                              -----------              -----------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
     NET INVESTMENT INCOME                                                       (793,167)                       0
     NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                    0               (1,773,654)
                                                                              -----------              -----------
   TOTAL DISTRIBUTION TO SHAREHOLDERS                                            (793,167)              (1,773,654)
                                                                              -----------              -----------
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                                   26,346,756               33,376,198
   REINVESTMENT OF DIVIDENDS                                                      770,824                1,752,763
   COST OF SHARES REDEEMED                                                     (8,465,663)              (6,136,055)
                                                                              -----------              -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS           18,651,917               28,992,906
                                                                              -----------              -----------
   INCREASE IN NET ASSETS                                                      10,667,219               22,441,466
                                                                              -----------              -----------
   ENDING NET ASSETS                                                           54,217,580               43,550,361
                                                                              -----------              -----------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD                                                                  2,462,328                2,481,543
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS                                      72,582                  130,608
   SHARES REDEEMED                                                               (797,523)                (490,038)
                                                                              -----------              -----------
NET INCREASE IN SHARES OUTSTANDING                                              1,737,387                2,122,113
                                                                              -----------              -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                         $         0              $   793,155
                                                                              ===========              ===========
                                                                             WEALTHBUILDER GROWTH PORTFOLIO
                                                                             ------------------------------
                                                                                 FOR THE            FOR THE
                                                                              YEAR ENDED         YEAR ENDED
                                                                            MAY 31, 2002       MAY 31, 2001
------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                                       $  81,402,980        $41,496,442
                                                                           -------------        -----------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                 (584,495)          (658,036)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                            (2,106,973)       (13,134,097)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        (8,598,653)         1,787,346
                                                                           -------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (11,290,121)       (12,004,787)
                                                                           -------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
     NET INVESTMENT INCOME                                                      (223,239)                 0
     NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                                   0         (1,184,603)
                                                                           -------------        -----------
   TOTAL DISTRIBUTION TO SHAREHOLDERS                                           (223,239)        (1,184,603)
                                                                           -------------        -----------
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                                  44,495,776         63,415,949
   REINVESTMENT OF DIVIDENDS                                                     220,077          1,165,891
   COST OF SHARES REDEEMED                                                   (14,129,014)       (11,485,912)
                                                                           -------------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS          30,586,839         53,095,928
                                                                           -------------        -----------
   INCREASE IN NET ASSETS                                                     19,073,479         39,906,538
                                                                           -------------        -----------
   ENDING NET ASSETS                                                         100,476,459         81,402,980
                                                                           -------------        -----------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD                                                                 3,866,445          4,365,211
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS                                     19,104             79,801
   SHARES REDEEMED                                                            (1,245,711)          (839,855)
                                                                           -------------        -----------
NET INCREASE IN SHARES OUTSTANDING                                             2,639,838          3,605,157
                                                                           -------------        -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                      $           0        $   223,202
                                                                           =============        ===========

                                                            FINANCIAL HIGHLIGHTS

                                                                                            NET REALIZED
                                                         BEGINNING             NET                   AND      DIVIDENDS
                                                         NET ASSET      INVESTMENT            UNREALIZED       FROM NET
                                                         VALUE PER          INCOME        GAIN (LOSS) ON       REALIZED
                                                             SHARE          (LOSS)           INVESTMENTS          GAINS
------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 2001 TO MAY 31, 2002                                $11.69            0.00                 (0.83)         (0.16)
JUNE 1, 2000 TO MAY 31, 2001                                $12.72            0.07                 (0.20)         (0.11)
JUNE 1, 1999 TO MAY 31, 2000                                $11.83            0.21                  1.05          (0.14)
JUNE 1, 1998 TO MAY 31, 1999                                $10.80            0.10                  1.01          (0.07)
OCTOBER 1, 1997(3) TO MAY 31, 1998                          $10.00            0.07                  0.76          (0.03)

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO MAY 31, 2002                                $12.03           (0.10)                (1.62)         (0.19)
JUNE 1, 2000 TO MAY 31, 2001                                $14.10           (0.06)                (1.33)          0.00
JUNE 1, 1999 TO MAY 31, 2000                                $11.96           (0.06)                 2.33           0.00
JUNE 1, 1998 TO MAY 31, 1999                                $10.97           (0.04)                 1.04           0.00
OCTOBER 1, 1997(3) TO MAY 31, 1998                          $10.00            0.00                  0.97           0.00

WEALTHBUILDER GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO MAY 31, 2002                                $12.76           (0.07)                (1.52)         (0.03)
JUNE 1, 2000 TO MAY 31, 2001                                $14.97           (0.10)                (1.87)          0.00
JUNE 1, 1999 TO MAY 31, 2000                                $12.63           (0.08)                 2.42           0.00
JUNE 1, 1998 TO MAY 31, 1999                                $11.01           (0.07)                 1.71           0.00
OCTOBER 1, 1997(3) TO MAY 31, 1998                          $10.00           (0.01)                 1.03          (0.01)

NOTES TO FINANCIAL HIGHLIGHTS

(1)  These ratios do not include expenses from the Underlying Funds

(2) Total return calculation does not include sales charge. Total return would have been lower had certain expenses not been reduced during the period shown.

(3)  The Portfolios commenced operations on October 1, 1997.

                                            DISTRIBUTIONS          ENDING           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                 FROM NET      NET ASSETS      -------------------------------------------------
                                                 REALIZED       VALUE PER      NET INVESTMENT            NET               GROSS
                                                    GAINS           SHARE       INCOME (LOSS)    EXPENSES(1)         EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 2001 TO MAY 31, 2002                       (0.07)          $10.63              1.04%           1.25%               1.27%
JUNE 1, 2000 TO MAY 31, 2001                       (0.79)          $11.69              1.51%           1.25%               1.52%
JUNE 1, 1999 TO MAY 31, 2000                       (0.23)          $12.72              1.95%           1.25%               1.76%
JUNE 1, 1998 TO MAY 31, 1999                       (0.01)          $11.83              1.28%           1.25%               1.85%
OCTOBER 1, 1997(3) TO MAY 31, 1998                  0.00           $10.80              0.02%           1.25%               2.64%

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO MAY 31, 2002                        0.00           $10.12             (0.83)%          1.25%               1.32%
JUNE 1, 2000 TO MAY 31, 2001                       (0.68)          $12.03             (0.63)%          1.25%               1.78%
JUNE 1, 1999 TO MAY 31, 2000                       (0.13)          $14.10             (0.59)%          1.25%               2.12%
JUNE 1, 1998 TO MAY 31, 1999                       (0.01)          $11.96             (0.38)%          1.25%               1.95%
OCTOBER 1, 1997(3) TO MAY 31, 1998                  0.00           $10.97             (0.41)%          1.25%               2.90%

WEALTHBUILDER GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO MAY 31, 2002                        0.00           $11.14             (0.69)%          1.25%               1.30%
JUNE 1, 2000 TO MAY 31, 2001                       (0.24)          $12.76             (1.00)%          1.25%               1.69%
JUNE 1, 1999 TO MAY 31, 2000                        0.00           $14.97             (0.99)%          1.25%               1.98%
JUNE 1, 1998 TO MAY 31, 1999                       (0.02)          $12.63             (0.84)%          1.25%               2.00%
OCTOBER 1, 1997(3) TO MAY 31, 1998                  0.00           $11.01             (0.50)%          1.25%               3.32%
                                                                          PORTFOLIO              NET ASSETS AT
                                                              TOTAL        TURNOVER              END OF PERIOD
                                                          RETURN(2)            RATE            (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
JUNE 1, 2001 TO MAY 31, 2002                                (7.09)%             28%                   $159,693
JUNE 1, 2000 TO MAY 31, 2001                                (1.28)%             29%                   $ 78,469
JUNE 1, 1999 TO MAY 31, 2000                                10.72%              70%                   $ 33,749
JUNE 1, 1998 TO MAY 31, 1999                                10.26%              59%                   $ 23,336
OCTOBER 1, 1997(3) TO MAY 31, 1998                           8.35%              20%                   $  9,300

WEALTHBUILDER GROWTH & INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO MAY 31, 2002                               (14.36)%             30%                   $ 54,218
JUNE 1, 2000 TO MAY 31, 2001                               (10.38)%             14%                   $ 43,550
JUNE 1, 1999 TO MAY 31, 2000                                19.02%              63%                   $ 21,109
JUNE 1, 1998 TO MAY 31, 1999                                 9.11%              32%                   $ 10,657
OCTOBER 1, 1997(3) TO MAY 31, 1998                           9.75%               7%                   $  8,623

WEALTHBUILDER GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
JUNE 1, 2001 TO MAY 31, 2002                               (12.46)%             73%                   $100,476
JUNE 1, 2000 TO MAY 31, 2001                               (13.35)%             49%                   $ 81,403
JUNE 1, 1999 TO MAY 31, 2000                                18.53%              32%                   $ 41,496
JUNE 1, 1998 TO MAY 31, 1999                                14.94%              31%                   $ 12,942
OCTOBER 1, 1997(3) TO MAY 31, 1998                          10.17%              16%                   $  5,695

                                                   NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Wells Fargo WealthBuilder Growth Balanced Portfolio, the Wells Fargo WealthBuilder Growth and Income Portfolio, and the Wells Fargo WealthBuilder Growth Portfolio (each, a "Portfolio", collectively, the "Portfolios"), each a diversified series of the Trust.

     The Portfolios each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affliated funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Each Portfolio determines its net asset value as of 4:00 p.m. (Eastern
Time) on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Core Portfolios") are valued daily based upon each Portfolio's proportionate share of each Core Portfolio's net assets, which are also valued daily. Short-term securities that mature in sixty days or less are valued at amortized cost which approximates value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily. Each Portfolio records its pro rata share of the Core Portfolio's net investment income, and realized and unrealized gain and loss daily.

     Dividend income is recognized on the ex-dividend date for each Underlying Fund.

REPURCHASE AGREEMENTS

     Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences do not require reclassifications.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                         UNDISTRIBUTED NET      UNDISTRIBUTED NET        PAID-IN
PORTFOLIO NAME                                           INVESTMENT INCOME     REALIZED GAIN/(LOSS)      CAPITAL
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO         $    (217)                $6,015            $  (5,798)
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO         382,877                  2,365             (385,242)
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                    584,532                  2,502             (587,034)

EXPENSE ALLOCATIONS

     The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FEDERAL INCOME TAXES

     Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Interval Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2002.

     The following Portfolios had estimated net capital loss carryforwards at May 31, 2002, which are available to offset future net realized capital gains:

                                                                                  CAPITAL LOSS
PORTFOLIO NAME                                                 YEAR EXPIRES      CARRYFORWARDS
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO                 2010          $     3,097
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO               2009               93,617
                                                                    2010              946,811
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                          2010           13,652,570

     For tax purposes, the Wells Fargo WealthBuilder Growth and Income Porfolio has a current year post-October capital losses of $1,329,802, which will be realized for tax purposes on the first day of the succeeding year.

FUTURES CONTRACTS

     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On May 31, 2002, the Portfolios held no long or short futures contracts.

3.   ADVISORY FEES

     The Trust has entered into an advisory contract on behalf of the Portfolios with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Portfolios on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Portfolios' adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Portfolios.

     Pursuant to the advisory contract, Funds Management is entitled to receive an annual investment advisory fee of 0.35% of each Portfolio's average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio's investments in the various Underlying Funds. Funds Management also acts as adviser to, and is entitled to receive a fee from each Core Portfolio or affiliated Fund.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as sub-adviser for the Portfolios. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Portfolios, an annual sub-advisory fee of 0.05% of each Portfolio's average daily net assets.

4.   DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan ("Plan") for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to Stephens, Inc. ("Stephens") at an annual rate not to exceed 0.75% of average daily net assets. Currently the Portfolios are charged an annual rate of 0.50% of average daily net assets. The distribution fees paid on behalf of the Portfolios for the period ended May 31, 2002 are disclosed on the Statement of Operations.

5.   ADMINISTRATION

     The Trust has entered into an administration agreement on behalf of the Portfolios with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Portfolio's average daily net assets.

6.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into a contract on behalf of the Portfolios with Boston Financial Data Services Inc. ("BFDS"), whereby BFDS provides transfer agency services to the Portfolios. WFB has been engaged by BFDS to provide sub-transfer agency service for the Portfolios. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex based fee from all funds of the Trust, Well Fargo Core Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Portfolios for the fiscal year ended May 31, 2002 are disclosed on the Statement of Operations.

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Portfolios. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Portfolio, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     The Trust has entered into a contract on behalf of each Portfolio with Wells Fargo Bank Minnesota, N.A. ("WFB, MN"), whereby WFB, MN is responsible for providing custody services for the Portfolios. Pursuant to the contracts, WFB, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets (excluding the assets of the Underlying Funds) of each Portfolio.

7.   WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended May 31, 2002 were waived by Funds Management.

8.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended May 31, 2002 were as follows:

PORTFOLIO                                                 PURCHASES AT COST     SALES PROCEEDS
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO          $99,250,853         $30,605,836
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO         26,785,623          13,942,680
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                    80,698,524          61,883,506

9.   DISTRIBUTION TO SHAREHOLDERS

     The tax character of distributions paid during the years ended 5/31/2002 and 5/31/2001 was as follows:

                                                           ORDINARY INCOME          CAPITAL GAIN                TOTAL
                                                      -------------------------  --------------------   -----------------------
PORTFOLIO NAME                                            2002          2001       2002        2001        2002         2001
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO   $1,782,440     $2,370,206  $497,259    $987,738   $2,279,699   $3,357,944
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO    793,167      1,256,820         0     516,834      793,167    1,773,654
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO               223,239        370,412         0     814,191      223,239    1,184,603

     As of May 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                             UNDISTRIBUTED
                                                          UNDISTRIBUTED        LONG-TERM        UNREALIZED
PORTFOLIO NAME                                           ORDINARY INCOME     CAPITAL GAIN      APPRECIATION          TOTAL
WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO        $1,136,051           $  0           (10,971,896)      $(9,835,845)
WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO               0              0            (8,605,906)       (8,605,906)
WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO                          0              0            (5,930,427)       (5,930,427)

     The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

                                                    INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST

     We have audited the accompanying statements of assets and liabilities of Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Growth and Income Portfolio, and Wells Fargo WealthBuilder Growth Portfolio, three portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of May 31, 2002, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and financial highlights for the periods presented on pages 18 and 19. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of May 31, 2002, the results of their operations, changes in their net assets and financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
July 5, 2002

TAX INFORMATION

TAX INFORMATION (UNAUDITED)

     For the year ended May 31, 2002, the Wells Fargo WealthBuilder Growth Balanced Portfolio designated $497,259 as long-term capital gain distribution, pursuant to Section 852(b)(3) of the Internal Revenue Code.

     For the year ended May 31, 2002, the Wells Fargo WealthBuilder Growth Balanced Portfolio, the Wells Fargo WealthBuilder Growth and Income Portfolio and the Wells Fargo WealthBuilder Growth Portfolio designated 8.85%, 24.19%, and 96.48%, respectively, of their ordinary income distributions paid during the year as qualifying for the corporate dividends-received deduction, pursuant to
Section 854(b)(2) of the Internal Revenue Code.

                                                               BOARD OF TRUSTEES

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 89 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                      POSITION HELD AND             PRINCIPAL OCCUPATIONS                      OTHER
NAME AND AGE         LENGTH OF SERVICE***           DURING PAST FIVE YEARS                  DIRECTORSHIPS
                                             RETIRED. DIRECTOR, FEDERAL FARM CREDIT
                                             BANKS FUNDING CORPORATION AND FARM
                                             CREDIT SYSTEM FINANCIAL ASSISTANCE
ROBERT C. BROWN 70    TRUSTEE SINCE 1992     CORPORATION UNTIL FEBRUARY 1999.           NONE

                                                                                        BARCLAYS GLOBAL INVESTOR
                                                                                        FUNDS/MASTER INVESTMENT
W. RODNEY HUGHES 75   TRUSTEE SINCE 1987     PRIVATE INVESTOR.                          PORTFOLIO (23 PORTFOLIOS)

                                             PRIVATE INVESTOR/REAL ESTATE
                                             DEVELOPER; CHAIRMAN OF
J. TUCKER MORSE 57    TRUSTEE SINCE 1987     WHITE POINT CAPITAL, LLC.                  NONE
NON-INTERESTED TRUSTEES
                      POSITION HELD AND             PRINCIPAL OCCUPATIONS                      OTHER
NAME AND AGE         LENGTH OF SERVICE***           DURING PAST FIVE YEARS                  DIRECTORSHIPS

                                             WAKE FOREST UNIVERSITY, CALLOWAY
                                             SCHOOL OF BUSINESS AND ACCOUNTANCY,
                                             BENSON-PRUITT PROFESSORSHIP SINCE 1999,
                                             ASSOCIATE PROFESSOR OF FINANCE
THOMAS S. GOHO 59    TRUSTEE SINCE 1987      1994 - 1999.                                NONE

                                             CHAIRMAN, CEO, AND CO-FOUNDER OF
                     TRUSTEE SINCE 1998      CRYSTAL GEYSER WATER COMPANY AND
                     (LEAD TRUSTEE           PRESIDENT OF CRYSTAL GEYSER ROXANE
PETER G. GORDON 59   SINCE 2001)             WATER COMPANY.                              NONE

                                             PRESIDENT OF RICHARD M. LEACH ASSOCIATES
RICHARD M. LEACH 68  TRUSTEE SINCE 1987      (A FINANCIAL CONSULTING FIRM).              NONE

                                             SENIOR COUNSELOR TO THE PUBLIC RELATIONS
                                             FIRM OF HIMLE-HORNER AND SENIOR FELLOW
                                             AT THE HUMPHREY INSTITUTE, MINNEAPOLIS,
TIMOTHY J. PENNY 50  TRUSTEE SINCE 1996      MINNESOTA (A PUBLIC POLICY ORGANIZATION).   NONE

                                             PRINCIPAL IN THE LAW FIRM
DONALD C. WILLEKE 61 TRUSTEE SINCE 1996      OF WILLEKE & DANIELS.                       NONE

OFFICERS

                      POSITION HELD AND             PRINCIPAL OCCUPATIONS                      OTHER
NAME AND AGE         LENGTH OF SERVICE***           DURING PAST FIVE YEARS                  DIRECTORSHIPS
                                             EXECUTIVE VICE PRESIDENT OF WELLS FARGO
                                             BANK, N.A. PRESIDENT OF WELLS FARGO FUNDS
                                             MANAGEMENT, LLC SINCE MARCH 2001.
                                             SENIOR VICE PRESIDENT OF WELLS FARGO
                                             BANK, N.A. FROM APRIL 1997 TO JULY 1999.
                                             VICE PRESIDENT OF AMERICAN EXPRESS
MICHAEL J. HOGAN 43  PRESIDENT SINCE 2000    FINANCIAL ADVISORS UNTIL APRIL 1997.         NONE

                                             SENIOR VICE PRESIDENT OF WELLS FARGO
                                             BANK, N.A. SENIOR VICE PRESIDENT AND
                                             CHIEF ADMINISTRATIVE OFFICER OF WELLS FARGO
                                             FUNDS MANAGEMENT, LLC SINCE MARCH 2001.
                                             VICE PRESIDENT OF WELLS FARGO BANK, N.A.
                                             FROM DECEMBER 1997 TO MAY 2000. PRIOR
                                             THERETO, DIRECTOR OF MANAGED ASSETS
                                             INVESTMENT ACCOUNTING OF AMERICAN
                                             EXPRESS FINANCIAL ADVISORS UNTIL
KARLA M. RABUSCH 42  TREASURER SINCE 2000    NOVEMBER 1997.                               NONE

                                             VICE PRESIDENT AND SENIOR COUNSEL OF
                                             WELLS FARGO BANK, N.A. VICE PRESIDENT
                                             AND SECRETARY OF WELLS FARGO FUNDS
C. DAVID MESSMAN 41  SECRETARY SINCE 2000    MANAGEMENT, LLC SINCE MARCH 2001.            NONE

* THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' TRUSTEES AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-222-8222.

** CURRENTLY, THREE OF THE EIGHT TRUSTEES ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUSTS AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. TWO OF THE INTERESTED TRUSTEES, ROBERT C. BROWN AND W. RODNEY HUGHES, OWN SECURITIES OF WELLS FARGO & COMPANY, AND ONE OF THE INTERESTED TRUSTEES, J. TUCKER MORSE, IS AFFILIATED WITH A GOVERNMENT SECURITIES DEALER THAT IS REGISTERED UNDER THE SECURITIES EXCHANGE ACT OF 1934, WHICH IS NOT ITSELF AFFILIATED WITH WELLS FARGO FUNDS MANAGEMENT, LLC.

*** LENGTH OF SERVICE DATES REFLECTS A TRUSTEE'S COMMENCEMENT OF SERVICE WITH THE TRUST'S PREDECESSOR ENTITIES.

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR         -- AMERICAN DEPOSITORY RECEIPTS
AMBAC       -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT         -- ALTERNATIVE MINIMUM TAX
ARM         -- ADJUSTABLE RATE MORTGAGES
BART        -- BAY AREA RAPID TRANSIT
CDA         -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC        -- CONTINGENT DEFERRED SALES CHARGE
CGIC        -- CAPITAL GUARANTY INSURANCE COMPANY
CGY         -- CAPITAL GUARANTY CORPORATION
CMT         -- CONSTANT MATURITY TREASURY
COFI        -- COST OF FUNDS INDEX
Connie Lee  -- CONNIE LEE INSURANCE COMPANY
COP         -- CERTIFICATE OF PARTICIPATION
CP          -- COMMERCIAL PAPER
CTF         -- COMMON TRUST FUND
DW&P        -- DEPARTMENT OF WATER & POWER
DWR         -- DEPARTMENT OF WATER RESOURCES
EDFA        -- EDUCATION FINANCE AUTHORITY
FGIC        -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA         -- FEDERAL HOUSING AUTHORITY
FHLB        -- FEDERAL HOME LOAN BANK
FHLMC       -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA        -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN         -- FLOATING RATE NOTES
FSA         -- FINANCIAL SECURITY ASSURANCE, INC
GNMA        -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO          -- GENERAL OBLIGATION
HFA         -- HOUSING FINANCE AUTHORITY
HFFA        -- HEALTH FACILITIES FINANCING AUTHORITY
IDA         -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR       -- LONDON INTERBANK OFFERED RATE
LLC         -- LIMITED LIABILITY CORPORATION
LOC         -- LETTER OF CREDIT
LP          -- LIMITED PARTNERSHIP
MBIA        -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR        -- MULTI-FAMILY HOUSING REVENUE
MUD         -- MUNICIPAL UTILITY DISTRICT
MTN         -- MEDIUM TERM NOTE
PCFA        -- POLLUTION CONTROL FINANCE AUTHORITY
PCR         -- POLLUTION CONTROL REVENUE
PFA         -- PUBLIC FINANCE AUTHORITY
PLC         -- PRIVATE PLACEMENT
PSFG        -- PUBLIC SCHOOL FUND GUARANTY
RAW         -- REVENUE ANTICIPATION WARRANTS
RDA         -- REDEVELOPMENT AUTHORITY
RDFA        -- REDEVELOPMENT FINANCE AUTHORITY
R&D         -- RESEARCH & DEVELOPMENT
SFMR        -- SINGLE FAMILY MORTGAGE REVENUE
TBA         -- TO BE ANNOUNCED
TRAN        -- TAX REVENUE ANTICIPATION NOTES
USD         -- UNIFIED SCHOOL DISTRICT
V/R         -- VARIABLE RATE
WEBS        -- WORLD EQUITY BENCHMARK SHARES

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

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

DATED MATERIAL
PLEASE EXPEDITE

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

                                                                   AR 013 (5/02)